Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000007083
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000007086
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000007084
Average Annual Return [Line Items]
Average Annual Return, Percent	26.44%	11.56%	10.58%
Without Sales Load [Member] | C000007083
Average Annual Return [Line Items]
Average Annual Return, Percent	26.34%	11.46%	10.48%
Without Sales Load [Member] | C000007086
Average Annual Return [Line Items]
Average Annual Return, Percent	26.76%	13.87%	12.33%
NACC2 Index: FTSE High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.04%	11.14%	10.27%
NACC2 Index: FTSE High Dividend Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE High Dividend Yield Index
Average Annual Return, Percent	28.04%	11.14%	10.27%
NACC2 Index: MSCI US Prime Market 750 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Prime Market 750 Index
Average Annual Return, Percent	35.97%	15.80%	13.26%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Average Annual Return, Percent	35.24%	15.15%	12.75%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	35.24%	15.15%	12.75%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	35.24%	15.15%	12.75%